Employee Benefit Plans and Incentive Compensation Program	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans and Incentive Compensation Program [Abstract]
Employee Benefit Plans and Incentive Compensation Program
29.	Employee Benefit Plans and Incentive Compensation Program

BFC and Woodbridge

Defined Contribution 401(k) Plan

During 2006, the BFC 401(k) Plan was merged into the BankAtlantic Security Plus 401(k) Plan. The Security Plus 401(k) Plan is a defined contribution plan established pursuant to Section 401(k) of the Internal Revenue Code. Employees who have completed 90 days of service and have reached the age of 18 are eligible to participate. During 2008 and through April 18, 2009, employer match was 100% of the first 3% of employee contributions and 50% of the next 2% of employee contributions. On April 18, 2009, the employer match was suspended due to economic conditions. During the years ended December 31, 2010, 2009 and 2008, BFC’s contributions amounted to $0, $49,000 and $118,000, respectively.

During the first quarter of 2010, Woodbridge’s 401(k) Plan merged into the BankAtlantic Security Plus 401(k) Plan. During the years ended 2009 and 2008, Woodbridge’s contributions to the plan amounted to $163,000, and $302,000, respectively.

BFC Deferred Retirement Agreement

On September 13, 2005, the Company entered into an agreement with Glen R. Gilbert, the Company’s former Chief Financial Officer, pursuant to which the Company agreed to pay him a monthly retirement benefit of $5,449 beginning January 1, 2010. During the third quarter of 2005, BFC recorded the present value of the retirement benefit payment, as actuarially determined, in the amount of $482,444, payable as a life annuity with 120 payments at 6.5% interest. The interest on the retirement benefit is recognized monthly as compensation expense. At December 31, 2010 and 2009, the deferred retirement obligation balance was approximately $611,000 and $635,000, respectively, which represents the present value of accumulated benefit obligation and is included in other liabilities in the Company’s consolidated statements of financial condition. The compensation expense for the years ended December 31, 2010, 2009 and 2008 was approximately $41,000, $37,000 and $38,000, respectively. Mr. Gilbert retired as Chief Financial Officer on March 29, 2007.

Incentive Compensation Program

On September 29, 2008, Woodbridge’s Board of Directors approved the terms of an incentive program for certain employees, including certain executive officers, pursuant to which a portion of their compensation may be based on the cash returns realized on investments held by individual limited partnerships or other legal entities. Certain of the participants in this incentive program are also employees and executive officers of BFC. This incentive program qualifies as a liability-based plan and, accordingly, the components of the program are required to be evaluated in order to determine the estimated fair value of the liability, if any, to be recorded. Based on the evaluation performed at December 31, 2010 and 2009, it was determined that the liability for compensation under the executive compensation program as of December 31, 2010 and 2009 was not material.

Bluegreen

Bluegreen’s Employee Retirement Plan is an Internal Revenue Code section 401(k) Retirement Savings Plan (the “Bluegreen Plan”). All U.S.-based employees at least 21 years of age with one year of employment with Bluegreen and 1,000 work hours are eligible to participate in the Bluegreen Plan. The Bluegreen Plan provides an annual employer discretionary matching contribution. During the year ended December 31, 2010 and for the Bluegreen Interim Period, Bluegreen did not make any contributions to the Bluegreen Plan.

Five of Bluegreen’s employees in New Jersey are subject to the terms of collective bargaining agreements. These employees are located in New Jersey and comprise less than 1% of Bluegreen’s total workforce.

BankAtlantic Bancorp

Defined Benefit Pension Plan:

At December 31, 1998, BankAtlantic froze its defined benefit pension plan (the “Plan”). All participants in the Plan ceased accruing service benefits beyond that date and became vested. BankAtlantic Bancorp is subject to future pension expense or income based on future actual plan returns and actuarial values of the Plan obligations to employees.

The following tables set forth the Plan’s change in benefit obligation and change in plan assets (in thousands):

	As of December 31,
	2010	2009
Change in benefit obligation
Benefit obligation at the beginning of the year	$31,375	31,150
Interest cost	1,838	1,832
Actuarial loss (gains)	1,956	(510)
Benefits paid	(1,194)	(1,097)

Projected benefit obligation at end of year	33,975	31,375

Change in plan assets
Fair value of Plan assets at the beginning of year	21,946	17,921
Actual return on Plan assets	2,737	5,122
Employer contribution	781	—
Benefits paid	(1,194)	(1,097)

Fair value of Plan assets as of actuarial date	24,270	21,946

Funded status at end of year	$(9,705)	(9,429)

Included in the Company’s statement of financial condition in other liabilities as of December 31, 2010 and 2009 was $9.7 million and $9.4 million, respectively, representing the under-funded pension plan amount as of that date.

Amounts recognized in accumulated other comprehensive income consisted of (in thousands):

	As of December 31,
	2010	2009	2008
Net comprehensive loss	$15,852	13,929	19,690

The change in net comprehensive loss was as follows (in thousands):

	For the Years Ended December 31,
	2010	2009	2008
Change in comprehensive loss	$1,923	(5,761)	15,775

Components of net periodic pension (income) expense are as follows (in thousands):

	For the Years Ended December 31,
	2010	2009	2008
Interest cost on projected benefit obligation	$1,838	1,832	1,719
Expected return on plan assets	(1,804)	(1,475)	(2,430)
Amortization of unrecognized net gains and losses	1,322	1,648	463

Net periodic pension (income) expense (1)	$1,356	2,005	(248)

(1)	The estimated net loss for the pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $1.3 million.

The actuarial assumptions used in accounting for the Plan were:

	For the Years Ended December 31,
	2010	2009	2008
Weighted average discount rate used to determine benefit obligation	5.50%	6.00%	6.00
Weighted average discount rate used to determine net periodic benefit cost	5.50%	6.00%	6.00
Rate of increase in future compensation levels	N/A	N/A	N/A
Expected long-term rate of return	8.50%	8.50%	8.50

Actuarial estimates and assumptions are based on various market factors and are evaluated on an annual basis, and changes in such assumptions may impact future pension costs. The discount rate assumption is based on rates of high quality corporate bonds. The expected long-term rate of return was estimated using historical long-term returns based on the expected asset allocations. Current participant data was used for the actuarial assumptions for each of the three years ended December 31, 2010. BankAtlantic Bancorp contributed $0.8 million to the BankAtlantic Plan during the year ended December 31, 2101. BankAtlantic Bancorp did not make any contributions to the BankAtlantic Plan during the years ended December 31, 2009 and 2008. It is anticipated that BankAtlantic Bancorp will be required to contribute $0.5 million to the BankAtlantic Plan for the year ended December 31, 2011.

The Plan’s investment policies and strategies are to invest in mutual funds that are rated with at least a 3-star rating awarded by Morningstar at the initial purchase. If a fund’s Morningstar rating falls below a 3-star rating after an initial purchase, it is monitored to determine that its under-performance can be attributed to market conditions rather than fund management deficiencies. Fund manager changes or changes in fund objectives could be cause for replacement of any mutual fund. The Plan also maintains an aggressive growth investment category which includes investments in equity securities and mutual funds. Both public and private securities are eligible for this category of investment, but no more than 5% of total Plan assets at the time of the initial investment may be invested in any one company. Beyond the initial cost limitation (5% at time of purchase), there is no limitation as to the percentage that any one investment can represent if it is achieved through growth. As a means to reduce negative market volatility and concentration, the Plan has a strategy of selling call options against certain stock positions within the portfolio when considered timely. At December 31, 2010, 2.5% of the Plan’s assets were invested in the aggressive growth category.

The Plan’s targeted asset allocation was 72% equity securities, 25% debt securities and 3% cash during the year ended December 31, 2010. A rebalancing of the portfolio takes place on a quarterly basis when there has been a 5% or greater change from the prevailing benchmark allocation.

The fair values of the pension plan’s assets at December 31, 2010 by asset category are as follows (in thousands):

Quoted Prices
In Active Markets
for Identical
Assets
Asset Category	(Level 1)
Cash	$462
Mutual Funds: (1)
US Large Cap Growth	1,152
US Large Cap Value	1,028
US Large Cap Blend	3,268
US Mid-Cap Growth	648
US Mid-Cap Value	1,273
US Mid-Cap Blend	982
US Small Cap Blend	250
International Equity	3,264
Balanced	11,334
Common Stock (2)	608

Total pension assets	$24,269

(1)	The Plan maintains diversified mutual funds in an attempt to diversify risks and reduce volatility while achieving the targeted asset mix.
(2)	This category invests in aggressive growth common stocks.

The pension assets were measured using the market valuation technique with level 1 input. Quoted market prices are available for identical securities for the mutual funds and common stock and all the pension assets trade in active markets.

The following benefit payments are expected to be paid (in thousands):

Pension
Expected Future Service	Benefits
2011	$1,496
2012	1,549
2013	1,606
2014	1,681
2015	1,864
Years 2016-2020	10,247

Defined Contribution 401(k) Plan:

The table below outlines the terms of the Security Plus 401(k) Plan and the associated employer costs (dollars in thousands):

	For the Years Ended December 31,
	2010		2009	2008
Employee salary contribution limit (1)		$16.5	16.5	15.5
Percentage of salary limitation	%	75	75	75
Total match contribution (2)		$—	771	2,551
Vesting of employer match		Immediate	Immediate	Immediate

(1)	For the years ended December 31, 2010, 2009 and 2008, employees over the age of 50 were entitled to contribute $22,000, $22,000 and $20,500, respectively.
(2)	The employer matched 100% of the first 3% of employee contributions and 50% of the next 2% of employee contributions. The Company discontinued the employer match on April 1, 2009.

2008 Expense Reduction Initiative

BankAtlantic Bancorp established the 2008 Expense Reduction Initiative for all non-executive employees of BankAtlantic Bancorp and its subsidiaries. The awards were subject to achieving certain expense reduction targets. The 2008 Expense Reduction Initiative was discontinued during the year ended December 31, 2009. Included in the Consolidated Statement of Operations during the years ended December 31, 2008 was $2.2 million of expenses associated with the Expense Reduction Initiative.